Financial Instruments - Estimated Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Recurring:
Cash and cash equivalents and restricted cash	$ 318,993	$ 298,898
Other:
Long-term debt	(3,426,568)	(2,439,204)
Interest Rate Swaps [Member]
Derivative instruments
Fair Value / Carrying Amount of Assets (Liability)	(235,998)
Cross Currency Swaps Agreements [Member]
Derivative instruments
Fair Value / Carrying Amount of Assets (Liability)	(183,327)
Foreign currency forward contracts [Member]
Derivative instruments
Fair Value / Carrying Amount of Assets (Liability)	(11,509)
Carrying Amount [Member] | Level 1 [Member] | Recurring [Member]
Recurring:
Cash and cash equivalents and restricted cash	318,993	298,898
Carrying Amount [Member] | Level 1 [Member] | Public [Member]
Other:
Long-term debt	(620,746)	(679,257)
Carrying Amount [Member] | Level 3 [Member] | Recurring [Member] | Logitel Offshore Holding [Member]
Recurring:
Contingent consideration	(14,830)	(21,448)
Carrying Amount [Member] | Level 2 [Member] | Recurring [Member] | Interest Rate Swaps [Member]
Derivative instruments
Fair Value / Carrying Amount of Assets (Liability)	(235,998)	(216,488)
Carrying Amount [Member] | Level 2 [Member] | Recurring [Member] | Cross Currency Swaps Agreements [Member]
Derivative instruments
Fair Value / Carrying Amount of Assets (Liability)	(183,327)	(120,503)
Carrying Amount [Member] | Level 2 [Member] | Recurring [Member] | Foreign currency forward contracts [Member]
Derivative instruments
Fair Value / Carrying Amount of Assets (Liability)	(11,509)	(11,268)
Carrying Amount [Member] | Level 2 [Member] | Non-Recurring [Member]
Non-Recurring:
Vessels held for sale	55,450
Vessels and equipment	100,600
Carrying Amount [Member] | Level 2 [Member] | Non-Public [Member]
Other:
Long-term debt	(2,743,128)	(1,729,339)
Fair Value [Member] | Level 1 [Member] | Recurring [Member]
Recurring:
Cash and cash equivalents and restricted cash	318,993	298,898
Fair Value [Member] | Level 1 [Member] | Public [Member]
Other:
Long-term debt	(473,729)	(656,899)
Fair Value [Member] | Level 3 [Member] | Recurring [Member] | Logitel Offshore Holding [Member]
Recurring:
Contingent consideration	(14,830)	(21,448)
Fair Value [Member] | Level 2 [Member] | Recurring [Member] | Interest Rate Swaps [Member]
Derivative instruments
Fair Value / Carrying Amount of Assets (Liability)	(235,998)	(216,488)
Fair Value [Member] | Level 2 [Member] | Recurring [Member] | Cross Currency Swaps Agreements [Member]
Derivative instruments
Fair Value / Carrying Amount of Assets (Liability)	(183,327)	(120,503)
Fair Value [Member] | Level 2 [Member] | Recurring [Member] | Foreign currency forward contracts [Member]
Derivative instruments
Fair Value / Carrying Amount of Assets (Liability)	(11,509)	(11,268)
Fair Value [Member] | Level 2 [Member] | Non-Recurring [Member]
Non-Recurring:
Vessels held for sale	55,450
Vessels and equipment	100,600
Fair Value [Member] | Level 2 [Member] | Non-Public [Member]
Other:
Long-term debt	$ (2,783,597)	$ (1,743,378)